Employee Benefits - Net Periodic Pension Benefit Cost Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.50%	2.70%	4.00%
Rate of compensation increase	3.70%	3.90%	3.70%
Expected rate of return on plan assets	2.00%	2.10%	3.00%
Other comprehensive income
Actuarial (gain)/loss - benefit obligation	$ (3,844)	$ 658	$ 10,057
Actuarial loss/(gain) – plan assets	1,208	(393)	(5,215)
Actuarial gain recognized in net periodic benefit cost	(248)	(250)	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Transition Asset (Obligation), Reclassification Adjustment from AOCI, after Tax	$ (2,884)	$ 15	$ 4,842
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.80%	0.75%	0.95%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.75%	0.95%
Other comprehensive income
Actuarial (gain)/loss - benefit obligation	$ (372)	$ (626)	$ (1,157)
Actuarial loss/(gain) – plan assets	240	296	(1,233)
Prior service credit recognized in net periodic benefit cost	93	215	136
Actuarial gain recognized in net periodic benefit cost	69	43	(22)
Amortization of net prior service credit	8	8	8
Net prior service cost occurring during the year	(9)	(1)	(89)
Other Comprehensive Income (Loss), Defined Benefit Plan, Transition Asset (Obligation), Reclassification Adjustment from AOCI, after Tax	$ 29	$ (65)	$ (2,357)